Share-based compensation - Free convertible preferred share plan (Details) - Free convertible preferred share plans - FCPS Program 2017-2021	12 Months Ended
Dec. 31, 2022 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, period for calculation	6 months
Weighted average share price | € / shares	€ 18.21
Number of share options converted in share-based payment arrangement (in shares)	28,348
Increase in number of ordinary shares issued (in shares)	772,070